UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Springbok Capital Management, LLC

Address:  130 East 59th Street, 11th Floor
          New York, New York  10022


13F File Number:  028-12257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Trevor E. Cohen
Title:    Chief Operating Officer
Phone:    212-897-6732


Signature, Place and Date of Signing:

/s/ Trevor E. Cohen               New York, NY                August 14, 2008
-----------------------    --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        20

Form 13F Information Table Value Total: $ 141,299
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number       Name
---        ---------------------      -------
1               028-12256             Springbok Capital Master Fund, LP


                                                   FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                            TITLE                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER              OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN  CALL  DISCRETION      MANAGERS  SOLE  SHARED    NONE
--------------              --------       -----       --------  -------   ---  ----  ----------      --------  ----  ------    ----
ADHEREX TECHNOLOGIES INC    COM NEW        00686R200     446     2,028,333 SH         SHARED-DEFINED  1               2,028,333
ALLEGHENY ENERGY INC        COM            017361106   6,447       128,660 SH         SHARED-DEFINED  1                 128,660
BEARINGPOINT INC            COM            074002106   2,805     3,463,463 SH         SHARED-DEFINED  1               3,463,463
CHESAPEAKE ENERGY CORP      COM            165167107   9,971       151,164 SH         SHARED-DEFINED  1                 151,164
COMPANHIA VALE DO RIO DOCE  SPONSORED ADR  204412209   6,738       188,106 SH         SHARED-DEFINED  1                 188,106
CVR ENERGY INC              COM            12662P108   9,625       500,000 SH         SHARED-DEFINED  1                 500,000
CVS CAREMARK CORPORATION    COM            126650100   8,997       227,362 SH         SHARED-DEFINED  1                 227,362
DOLLAR FINL CORP            COM            256664103   4,961       328,315 SH         SHARED-DEFINED  1                 328,315
EXELON CORP                 COM            30161N101   9,795       108,883 SH         SHARED-DEFINED  1                 108,883
GREAT WOLF RESORTS INC      COM            391523107   1,659       379,700 SH         SHARED-DEFINED  1                 379,700
GULFPORT ENERGY CORP        COM NEW        402635304   4,356       264,507 SH         SHARED-DEFINED  1                 264,507
HERCULES OFFSHORE INC       COM            427093109   9,615       252,886 SH         SHARED-DEFINED  1                 252,886
INTREPID POTASH INC         COM            46121Y102   9,534       144,937 SH         SHARED-DEFINED  1                 144,937
NATIONAL OILWELL VARCO INC  COM            637071101   7,994        90,100 SH         SHARED-DEFINED  1                  90,100
NRG ENERGY INC              COM NEW        629377508   8,519       198,589 SH         SHARED-DEFINED  1                 198,589
QUALCOMM INC                COM            747525103   7,952       179,212 SH         SHARED-DEFINED  1                 179,212
SBA COMMUNICATIONS CORP     COM            78388J106   7,728       214,616 SH         SHARED-DEFINED  1                 214,616
TRANSALTA CORP              COM            89346D107   6,280       173,300 SH         SHARED-DEFINED  1                 173,300
UNION PAC CORP              COM            907818108   8,806       116,641 SH         SHARED-DEFINED  1                 116,641
WELLPOINT INC               COM            94973V107   9,070       190,305 SH         SHARED-DEFINED  1                 190,305





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